Discontinued Operation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012 Brake [Member]	Dec. 31, 2012 Quinton Hazell [Member]
Discontinued Operation

Note 6. Discontinued Operation—Brake

In the fourth quarter of 2011, we committed to a plan to sell the Brake North America and Asia group. In accordance with ASC Topic 205, “Presentation of Financial Statements,” the Brake North America and Asia group qualified as a discontinued operation. The consolidated statements of operations for all periods presented have been adjusted to reflect this group as a discontinued operation. The consolidated statements of cash flows for all periods presented were not adjusted to reflect this group as a discontinued operation.

On November 30, 2012, we distributed our Brake North America and Asia group to the shareholders of Holdings, the Company’s parent company and sole stockholder. The new organization is led by the management team from the Company’s former Brake North America and Asia group, with oversight provided by a separate board of directors. On March 25, 2013, the new organization announced that it had been acquired by a group of investors.

To effect the transaction, we distributed 100% of the capital stock of BPI Holdings International, Inc. (“BPI”), an entity formed for the purpose of completing the transaction and which owns the assets and operations comprising the Company’s former Brake North America and Asia group, to Holdings. Thereafter, Holdings distributed such capital stock to the holders of Holdings common stock and to the holders of Holding’s 9.5% Class A Convertible Participating Preferred Stock, par value $0.01 per share (“Preferred Stock”), on a pro rata basis as if each of the shares of Preferred Stock outstanding at the time of the distribution had been converted into Holdings common stock in accordance with its terms prior to the distribution. The fair value of the capital stock distributed to the shareholders of Holdings was $63 million. In addition, noncontrolling interest decreased by $13 million due to the distribution of BPI.

In connection with the distribution, the Company received a $70 million cash dividend from BPI, which BPI funded through $76.5 million in borrowings under a new credit facility that is not guaranteed by, or an obligation of, the Company or any of its subsidiaries. BPI held $11 million in cash that was included in the distribution on November 30, 2012.

Affinia and BPI entered into a transition services agreement (“TSA”) effective with the distribution on November 30, 2012. The TSA provides for certain administrative and other services and support to be provided by us to BPI and to be provided by BPI to us. Most of the transition services will expire during 2013. We anticipate that our chassis products group (“Chassis”) will become stand alone and will no longer require the services of BPI to warehouse and distribute chassis product sometime in 2014. The TSAs and the distribution services were established as arm length transactions and are intended for the contracting parties to recover costs of the services. On the date of the distribution, we no longer had any influence over BPI. We evaluated all potential variable interests between Affinia and BPI and determined that we are not the primary beneficiary of BPI. Consequently, we deconsolidated BPI on the date of the distribution.

The table below summarizes the Brake North America and Asia group’s net sales, income (loss) before income tax benefit (provision), income tax benefit (provision), loss from discontinued operations, net of tax, net income attributable to noncontrolling interest, net of tax and loss attributable to the discontinued operations.

(Dollars in millions)	Three Months Ended September 30, 2012	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2013
Net sales	$159	$—	$480	$—
Income (loss) before income tax benefit (provision)	(19)	—	(91)	1
Income tax benefit (provision)	9	—	34	(2)

Loss from discontinued operations, net of tax	(10)	—	(57)	(1)
Less: net income attributable to noncontrolling interest, net of tax	1	—	1	—

Loss attributable to the discontinued operations	$(11)	$—	$(58)	$(1)

Note 3. Discontinued Operation—Brake

In the fourth quarter of 2011, we committed to a plan to sell the Brake North America and Asia group. In accordance with ASC Topic 205, “Presentation of Financial Statements,” the Brake North America and Asia group qualified as a discontinued operation. The consolidated statements of operations for all periods presented have been adjusted to reflect this group as a discontinued operation. The consolidated statements of cash flows for all periods presented were not adjusted to reflect this group as a discontinued operation.

On November 30, 2012, we distributed our Brake North America and Asia group to the shareholders of Holdings, the Company’s parent company and sole stockholder. The new organization is led by the management team from the Company’s former Brake North America and Asia group, with oversight provided by a separate board of directors. The shareholders remain committed to sell the Brake North America and Asia group and continued to actively market the group for sale after the distribution.

To effect the transaction, we distributed 100% of the capital stock of BPI Holdings International, Inc. (“BPI”), an entity formed for the purpose of completing the transaction and which owns the assets and operations comprising the Company’s former Brake North America and Asia group, to Holdings. Thereafter, Holdings distributed such capital stock to the holders of Holdings common stock and to the holders of Holding’s 9.5% Class A Convertible Participating Preferred Stock, par value $0.01 per share (“Preferred Stock”), on a pro rata basis as if each of the shares of Preferred Stock outstanding at the time of the distribution had been converted into Holdings common stock in accordance with its terms prior to the distribution. The fair value of the capital stock distributed to the shareholders of Holdings was $63 million. In addition, noncontrolling interest decreased by $13 million due to the distribution of BPI.

In connection with the distribution, the Company received a $70 million cash dividend from BPI, which BPI funded through $76.5 million in borrowings under a new credit facility that is not guaranteed by, or an obligation of, the Company or any of its subsidiaries. BPI held $11 million in cash that was included in the distribution on November 30, 2012.

Affinia and BPI entered into a transition services agreement (“TSA”) effective with the distribution on November 30, 2012. The TSA provides for certain administrative and other services and support to be provided by us to BPI and to be provided by BPI to us. Most of the transition services will expire during 2013 and we anticipate that we will begin distributing our chassis products during 2014. The TSAs and the distribution services were established as arm length transactions and are intended for the contracting parties to recover costs of the services. On the date of the distribution, we no longer had any influence over BPI. We evaluated all potential variable interests between Affinia and BPI and determined that we are not the primary beneficiary of BPI. Consequently, we deconsolidated BPI on the date of the distribution.

The table below summarizes the Brake North America and Asia group’s net sales, loss before income tax provision, income tax provision, income (loss) from discontinued operations, net of tax, net income attributable to noncontrolling interest, net of tax and loss attributable to the discontinued operations.

(Dollars in millions)	2010	2011	2012
Net sales	$632	$637	$582
Loss before income tax benefit (provision)	(2)	(174)	(91)
Income tax benefit (provision)	3	61	(33)

Income (loss) from discontinued operations, net of tax	1	(113)	(124)
Less: net income attributable to noncontrolling interest, net of tax	6	1	1

Loss attributable to the discontinued operations	$(5)	$(114)	$(125)

We entered into an Asset Purchase Agreement with Carter Automotive Company Inc. (“Carter”) on June 28, 2012, pursuant to which Carter purchased certain assets located in our Juarez, Mexico facility, which is included in our Brake North America and Asia group, for $2.5 million. The transaction resulted in an impairment and loss on sale of $6 million on fixed assets and inventory for the second quarter of 2012.

The Company determined at the end of 2011 that the net carrying value of the Brake North America and Asia group may not be recoverable through the sales process. At the end of 2011, the fair value of the Brake North America and Asia group assets held for sale were determined based on current market data, discounted cash flow model and observable valuation multiples for comparable companies. As a result, an impairment charge of $165 million was recorded within discontinued operations in 2011 to reduce the carrying value of the business to expected realizable value. A tax benefit to the Company of $57 million was recorded in 2011 relating to the impairment.

The fair value of the capital stock of BPI exceeded the carrying value of the disposal group, which resulted in an additional impairment of $86 million in 2012. The loss on discontinued operations before income tax provision for 2012 is $91 million and is comprised of the $86 million impairment and an operational loss of $5 million. The income tax provision related to discontinued operations was $33 million.

The assets and liabilities of BPI have been deconsolidated as of December 31, 2012. The following table shows an analysis of assets and liabilities held for sale as of December 31, 2011:

(Dollars in millions)	December 31, 2011
Restricted cash	$7
Accounts receivable	75
Inventory	221
Current deferred taxes	4
Prepaid taxes	51
Other current assets	7
Property, plant and equipment	122
Goodwill	25
Other intangible assets	53
Deferred income taxes	7
Other assets	9
Impairment of assets	(165)

Total assets of discontinued operations	$416

Accounts payable	$59
Notes payable	20
Other accrued expenses	82
Accrued payroll and employee benefits	14
Deferred employee benefits and other noncurrent liabilities	8

Total liabilities of discontinued operations	$183

Note 19. Discontinued Operation—Quinton Hazell

In the fourth quarter of 2009 we committed to a plan to sell the Commercial Distribution Europe segment. In accordance with ASC Topic 205, “Presentation of Financial Statements,” the Commercial Distribution Europe segment qualified as a discontinued operation. The consolidated statements of operations for all periods presented have been adjusted to reflect this segment as a discontinued operation. The consolidated statements of cash flows for all periods presented were not adjusted to reflect this segment as a discontinued operation. The table below summarizes the Commercial Distribution Europe segment’s net sales, loss before income tax provision, income tax provision and loss from discontinued operations, net of tax.

(Dollars in millions)	2010	2011	2012
Net sales	$18	$—	$—
Loss before income tax provision	—	—	—
Income tax provision	—	—	—

Loss from discontinued operations, net of tax	$—	$—	$—

We entered into a Sale and Purchase Agreement with Klarius Group Limited (“KGL”) and Auto Holding Paris S.A.S. (“AHP”) (collectively, the “Purchaser”) on February 2, 2010 (the “Agreement”), pursuant to which KGL purchased the shares of Quinton Hazell Automotive Limited and Quinton Hazell Italia SpA and AHP purchased the shares of Quinton Hazell Deutschland GmbH and Affinia Holding S.A.S. (collectively, the “Group Companies”) for $11 million, which was the net purchase price after the working capital adjustment settlement. The business of the Group Companies and their subsidiaries consist of manufacturing and distribution facilities in eight countries in Europe.